Changes in Accounting Policies - Summary of Changes in Accounting Policies Adjustments Recognized for Each Individual Line Item (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities
Long-term debt	$ 32,445	$ 36,020	$ 35,760
Total liabilities	59,119	61,558	61,298
SHAREHOLDERS' EQUITY
Retained earnings	33,867	39,012	39,272
Total shareholders' equity	$ 100,696	$ 80,783	81,043	$ 67,387
Adjustment for adoption of IFRS 9 [member]
Non-current liabilities
Long-term debt			260
Total liabilities			260
SHAREHOLDERS' EQUITY
Retained earnings			(260)
Total shareholders' equity			$ (260)